Related Party Transactions (Tables)	9 Months Ended
Sep. 30, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Below is a summary of our related party transactions as reported on our Consolidated Statements of Operations for the three and nine months ended September 30, 2016 and 2015 (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
Regasification revenues—affiliate
Contracts for Sale and Purchase of Natural Gas and LNG	$—	$—	$918	$—
Tug Boat Lease Sharing Agreement	716	708	2,150	2,125
Other agreements	—	233	—	827
Total regasification revenues—affiliate	716	941	3,068	2,952

LNG revenues—affiliate
Cheniere Marketing Master SPA	16,236	—	16,236	—

Cost of sales—affiliate
Fees under the Pre-commercial LNG Marketing Agreement	1,430	—	1,430	—

Operating and maintenance expense—affiliate
Contracts for Sale and Purchase of Natural Gas and LNG	—	734	607	734
Services Agreements	13,770	7,349	35,324	19,629
Other agreements	(14)	(2)	(30)	(8)
Total operating and maintenance expense—affiliate	13,756	8,081	35,901	20,355

Development expense—affiliate
Services Agreements	87	152	369	562

General and administrative expense—affiliate
Services Agreements	24,454	25,692	67,865	80,761